Recoverable Taxes	12 Months Ended
Dec. 31, 2024
Recoverable Taxes
Recoverable Taxes

9.	Recoverable Taxes

	12.31.24	12.31.23
Recoverable ICMS and VAT	2,473,731	2,089,543
Recoverable PIS and COFINS	2,040,746	2,461,807
Recoverable IPI	1,177,941	1,094,466
Recoverable INSS	422,163	485,096
Recoverable income taxes	683,051	437,103
Other recoverable taxes	102,951	90,136
(-) Impairment	(140,951)	(139,863)
	6,759,632	6,518,288

Current	2,214,186	1,517,548
Non-current	4,545,446	5,000,740

9.1	ICMS – tax on movement of goods and services and VAT – value added taxes

As result of the activity, the Company generates recoverable ICMS balances that are offset against ICMS payables arising from sales in the domestic market or that are transferred to third parties.

The Company has recoverable ICMS balances in the States of Paraná, Santa Catarina, Mato Grosso do Sul, Minas Gerais and Amazonas, which will be realized in the short and long term, based on the recoverability study reviewed and approved by the Management.

In other jurisdictions outside Brazil, value added taxes (VAT) are due in regular operations of the Company with goods and services, with expectations of achievement in the short and long term.

On June 20, 2024, the Company negotiated the purchase of ICMS credits from Marfrig Global Foods S.A., in the state of São Paulo, totaling R$113,000, with a discount applied compatible with the market. And on October 16, 2014, BRF and Marfrig entered into an agreement for the acquisition of up to R$350,000 in ICMS credits calculated in the state of São Paulo owned by Marfrig, with a discount compatible with the market. The credits will be used in accordance with the Company's monthly calculation in the state, with full compensation expected by July 2025. As of March 31, 2025, R$336,000 had been transferred and the Company had offset the amount of R$247,144 related to these credits.

9.2	PIS and COFINS – social integration plan and contribution for social security

The accumulated recoverable PIS and COFINS balances arise from taxes on raw material purchases subsequently used in the production of exported products or products for which sale is not taxed, as well as recoverable taxes on commercial and labor expenses. The realization of these balances usually occurs through the offsetting with taxes payable on sales of taxed products in the domestic market, with other federal taxes and social security contributions payable, or even, if necessary, through refund or reimbursement requests.

As of December 31, 2024, the updated balance of the processes related to the exclusion of the ICMS from the PIS and COFINS calculation basis recognized by the Company is R$1,720,431 (R$2,013,799 as of December 31, 2023). The monetary update of balances is recognized against Net financial income (expenses).

9.3	IPI – industrialized product tax

The Company recognized tax assets as result of gains from lawsuits related to IPI, specially “crédito prêmio”. The balance referring to these assets on December 31, 2024 is R$1,185,146 (R$1,110,006 for the year ended December 31, 2023), of which R$1,162,991 (R$1,087,749 for the year ended December 31, 2023) is recorded as Recoverable Taxes and the remainder, referring to cases in which the government will reimburse in cash, is recorded as Other Non-Current Assets, in the amount of R$22,155 (R$22,257 for the year ended December 31, 2023). The monetary update of balances is recognized against Net financial income (expenses).

9.4	Income taxes

The accumulated recoverable income taxes arise, mostly, from withholding taxes on securities, interest and prepayments of income tax and social contribution in Brazil. The realization occurs through the offset with federal taxes and contributions payable.

9.5	Realization of Brazilian federal tax credits

The Company used PIS, COFINS, IPI, and other recoverable taxes to offset federal taxes payable such as INSS, Income Taxes and other in the amount of R$1,433,559 for year ended on December 31, 2024 (R$1,414,273 for the year ended December 31, 2023), preserving its liquidity and optimizing its capital structure.